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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment: [ ]; Amendment Number: ____
This Amendment (Check only one): [ ] is a restatement
                                 [ ] adds new holding entries.

Institutional Manager Filing this Report:

Name:    White Elm Capital, LLC
Address: 537 Steamboat Road, Suite 300
         Greenwich, Connecticut 06830

13F File Number: 028-13294

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Matthew Iorio
Title: Managing Member
Phone: 203-742-6000

Signature, Place and Date of Signing:


/s/ Matthew Iorio                    Greenwich, Connecticut    May 16, 2011
----------------------------------   ----------------------   ------------------
[Signature]                               [City, State]             [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               1
Form 13F Information Table Entry Total:         26
Form 13F Information Table Value Total:   $218,345
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number                 Name
---   --------------------   --------------------------------
 1    028-13295              White Elm Capital Partners, L.P.

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
                                                                   SHARE /                                        VOTING AUTHORITY
                                                      MARKET VALUE  PRN    SHARE / PUT /   INVESTMENT    OTHER   -------------------
NAME OF ISSUER              TITLE OF CLASS    CUSIP   (USD)(X1000) AMOUNT  PRN     CALL    DISCRETION   MANAGERS  SOLE   SHARED NONE
-------------------------- ---------------- --------- ------------ ------- ------- ----- -------------- -------- ------- ------ ----
AMAZON COM INC             COM              023135106        7,007  38,900 SH            Shared-Defined        1  38,900
APPLE INC                  COM              037833100       13,243  38,000 SH            Shared-Defined        1  38,000
BAIDU INC                  SPON ADR REP A   056752108        7,166  52,000 SH            Shared-Defined        1  52,000
BANCO BRADESCO S A         SP ADR PFD NEW   059460303        6,848 330,000 SH            Shared-Defined        1 330,000
BANCO SANTANDER BRASIL S A ADS REP 1 UNIT   05967A107        7,648 623,800 SH            Shared-Defined        1 623,800
CME GROUP INC              COM              12572Q105        9,288  30,800 SH            Shared-Defined        1  30,800
CORINTHIAN COLLEGES INC    COM              218868107        2,031 459,600 SH      PUT   Shared-Defined        1 459,600
CROWN CASTLE INTL CORP     COM              228227104       11,365 267,100 SH            Shared-Defined        1 267,100
CTRIP COM INTL LTD         AMERICAN DEP SHS 22943F100        9,393 226,400 SH            Shared-Defined        1 226,400
DAVITA INC                 COM              23918K108        2,223  26,000 SH            Shared-Defined        1  26,000
EAST WEST BANCORP INC      COM              27579R104       11,358 517,200 SH            Shared-Defined        1 517,200
FIRST CASH FINL SVCS INC   COM              31942D107        4,654 120,571 SH            Shared-Defined        1 120,571
GOLAR LNG LTD BERMUDA      SHS              G9456A100       14,639 572,300 SH            Shared-Defined        1 572,300
IMAX CORP                  COM              45245E109        2,277  71,200 SH            Shared-Defined        1  71,200
LEAP WIRELESS INTL INC     COM NEW          521863308        3,290 212,700 SH      PUT   Shared-Defined        1 212,700
LIBERTY GLOBAL INC         COM SER A        530555101       12,999 313,900 SH            Shared-Defined        1 313,900
MASTERCARD INC             CL A             57636Q104        7,879  31,300 SH            Shared-Defined        1  31,300
NETFLIX INC                COM              64110L106       14,362  60,400 SH            Shared-Defined        1  60,400
OPENTABLE INC              COM              68372A104       10,178  95,700 SH            Shared-Defined        1  95,700
PITNEY BOWES INC           COM              724479100        6,618 257,600 SH      PUT   Shared-Defined        1 257,600
SALESFORCE COM INC         COM              79466L302       10,887  81,500 SH            Shared-Defined        1  81,500
SBA COMMUNICATIONS CORP    COM              78388J106       11,507 290,000 SH            Shared-Defined        1 290,000
SOTHEBYS                   COM              835898107        9,841 187,100 SH            Shared-Defined        1 187,100
TRANSDIGM GROUP INC        COM              893641100        4,391  52,384 SH            Shared-Defined        1  52,384
WEBMD HEALTH CORP          COM              94770V102        6,186 115,800 SH            Shared-Defined        1 115,800
YUM BRANDS INC             COM              988498101       11,067 215,400 SH            Shared-Defined        1 215,400